Unaudited Interim Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Financing activities
Repayment of finance leases, related party amount	$ 12,418	$ 16,192
Related Party
Financing activities
Repayment of finance leases, related party amount	$ 12,418	$ 16,192